Accounts payable to selling shareholders (Details) R$ in Thousands					1 Months Ended			3 Months Ended	12 Months Ended
	May 31, 2023	Jul. 01, 2021 BRL (R$)	May 14, 2021 BRL (R$)	Mar. 10, 2021 BRL (R$)	May 31, 2023	Sep. 30, 2022 BRL (R$) installment	Apr. 30, 2021 BRL (R$)	Dec. 31, 2023	Dec. 31, 2024 BRL (R$)	Dec. 31, 2022	Dec. 31, 2021 BRL (R$) item	Dec. 31, 2020 BRL (R$) item	Dec. 31, 2019 BRL (R$)	Jul. 31, 2022 BRL (R$) installment	Jun. 30, 2022 installment	Sep. 03, 2021 BRL (R$)	Jun. 30, 2021 BRL (R$)	Apr. 22, 2021	Mar. 12, 2021	Jan. 20, 2021	Dec. 02, 2020 BRL (R$)	Nov. 30, 2020 BRL (R$)	Nov. 11, 2020	Sep. 21, 2020 BRL (R$)	Jul. 06, 2020	Mar. 04, 2020	Nov. 15, 2019	Oct. 25, 2019	Oct. 14, 2019	Sep. 20, 2019	Jul. 02, 2018	Jan. 31, 2017 BRL (R$)	Dec. 31, 2016	Apr. 30, 2015
Accounts payable to selling shareholders
Accounts payable to selling shareholders											R$ 1,668,786	R$ 1,786,515
Accounts payable to selling shareholders, Current											799,553	656,014
Accounts payable to selling shareholders, non current											869,233	1,130,501
Payments fort the acquisition											795,905	204,286	R$ 798,885
International School
Accounts payable to selling shareholders
Accounts payable to selling shareholders											379,501	354,950
Recognized interest expense on account payable											23,373
Increase in accounts payable to sale of share holders											4,683
NS Educacao Ltda.
Accounts payable to selling shareholders
Accounts payable to selling shareholders											6,126	5,724
Escola em Movimento
Accounts payable to selling shareholders
Accounts payable to selling shareholders												1,024
Nave a Vela
Accounts payable to selling shareholders
Accounts payable to selling shareholders												R$ 21,941
Recognized interest expense on contingent liability											R$ 705
Remaining acquisition interest												49.00%
Number Of Tranches To Acquire Remaining Acquisition Interests | item												2
Percentage of voting equity interests acquired											100.00%
Positivo
Accounts payable to selling shareholders
Accounts payable to selling shareholders											R$ 754,451	R$ 903,428
Recognized interest expense on contingent liability											R$ 33,969
Repayment term (in years)											4 years
Percentage Of Acquisition Price Payable								30.00%	30.00%	10.00%
Percentage of CBE shares											20.00%
Percentage of SAE shares											100.00%
WPensar
Accounts payable to selling shareholders
Accounts payable to selling shareholders												3,605
Accounts payable to selling shareholders as a percentage of acquisition price											20.00%
Percentage Of Interbank Certificates Of Deposit											100.00%
Cash paid												14,345												R$ 14,345
Percentage of voting equity interests acquired																								75.00%										25.00%
Retained payments												3,586												R$ 3,586
Studos
Accounts payable to selling shareholders
Accounts payable to selling shareholders											R$ 5,472	11,349
Accounts payable to selling shareholders, estimated interest rate, first installment						8.20%
Cash paid												8,298												R$ 8,298
Percentage of voting equity interests acquired																								100.00%
Retained payments												11,235												R$ 11,235
EI
Accounts payable to selling shareholders
Accounts payable to selling shareholders											R$ 234,493	R$ 363,502
Accounts payable to shareholders estimated interest rate of derivatives											13.40%	13.10%
Recognized interest expense on account payable											R$ 31,215
Remaining acquisition interest					40.00%
Decrease in accounts payable to selling shareholders											3,473
Remaining equity interest to be acquired (as a percent)																	40.00%
Payments fort the acquisition			R$ 88,000
Cash paid												R$ 200,000					R$ 88,000				R$ 200,000
Percentage of voting equity interests acquired												60.00%
Acquisition price adjustment							R$ 4,620					R$ 4,620
EI | Tranche payable on May 31, 2023
Accounts payable to selling shareholders
Number of times ACV book value for 2023 considered for last installment payment	6
Multiplier considered for last installment payment	40.00%
Geekie
Accounts payable to selling shareholders
Accounts payable to selling shareholders											R$ 224,759	R$ 120,992
Accounts payable to shareholders estimated interest rate of derivatives											13.70%	13.10%
Number of different contents considered for calculation of exercise price | item											2
Cash paid												R$ 4,500										R$ 4,500										R$ 8,000
Percentage of voting equity interests acquired													7.00%							1.36%			1.64%	1.76%	4.62%	10.51%	1.17%	18.44%	1.92%	0.96%	1.51%	6.54%	6.54%
Geekie One
Accounts payable to selling shareholders
Recognized interest expense on account payable											R$ 27,023
Increase in accounts payable to sale of share holders											R$ 80,744
Number of times ACV book value for 2022 considered for payment											8
Number of times the multiple of the Company's ACV book value for 2022 considered for payment											0.65
Geekie Others
Accounts payable to selling shareholders
Number of times the multiple of the Company's ACV book value for 2022 considered for payment											0.65
Number of times revenue considered for payment											8
Me Salva! Cursos e Consultorias S/A.
Accounts payable to selling shareholders
Accounts payable to selling shareholders											R$ 21,880
Recognized interest expense on account payable											R$ 2,227
Remaining acquisition interest									40.00%		40.00%
Multiple of revenue net of debt											3
Decrease in accounts payable to selling shareholders											R$ 3,867
Cash paid				R$ 15,779							R$ 15,779
Discount rate (in percent)											13.70%
Percentage of voting equity interests acquired				60.00%															60.00%
Retained payments				R$ 1,324							R$ 1,324
Number of Equal Annual Installment | installment															5
Acquisition price adjustment				R$ 217							217
Quadrado Magico Desenvolvimento e Licenciamento de Software S.A.
Accounts payable to selling shareholders
Accounts payable to selling shareholders											18,145
Recognized interest expense on account payable											1,159
Increase in accounts payable to sale of share holders											114
Cash paid		R$ 15,097									R$ 15,097
Discount rate (in percent)											14.30%
Percentage of voting equity interests acquired		100.00%									100.00%							100.00%
Amount Of Outstanding Installment Payable														R$ 13,473
Amount of earn out payable														R$ 2,603
Number of Equal Annual Installment | installment														2
Acquisition price adjustment		R$ 797									R$ 797
Quadrado Magico Desenvolvimento e Licenciamento de Software S.A. | Single installment payable in July 2022
Accounts payable to selling shareholders
Acquisition price adjustment											797
Desenvoolva - Educacao, Treinamento e Consultoria Corporativa Ltda.
Accounts payable to selling shareholders
Accounts payable to selling shareholders											23,959
Cash paid											R$ 2,000					R$ 2,000
Discount rate (in percent)											15.30%
Percentage of voting equity interests acquired											100.00%					100.00%
Amount Of Outstanding Installment Payable						R$ 1,975
Amount of earn out payable									R$ 11,254
Number of Equal Annual Installment | installment						2